CRYPTOCURRENCIES, Group's Cryptocurrencies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cryptocurrencies [Abstract]
Cryptocurrencies other than USDC	$ 15,336	$ 2,086
USDC	35	89
Total cryptocurrencies	$ 15,371	$ 2,175	$ 6,187	$ 9,582